Offsetting, enforceable master netting arrangements and similar agreements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Offsetting, enforceable master netting arrangements and similar agreements
47 Offsetting, enforceable master netting arrangements and similar agreements
The following table only includes financial positions for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon also enters into collateralized (reverse) repo or security lending and borrowing transaction, for which the collateral is not recognized on the balance sheet. For further information on the financial positions resulting from such transactions please refer to note 46. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
				Financial instruments	Cash collateral received (excluding surplus collateral)

2021

Derivatives	8,811	-	8,811	6,045	2,519	247
At December 31	8,811	-	8,811	6,045	2,519	247

2020

Derivatives	14,030	-	14,030	8,778	5,224	27
At December 31	14,030	-	14,030	8,778	5,224	27

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
				Financial instruments	Cash collateral pledged (excluding surplus collateral)

2021

Derivatives	7,043	-	7,043	6,768	224	52
At December 31	7,043	-	7,043	6,768	224	52

2020

Derivatives	9,633	-	9,633	9,436	170	28
At December 31	9,633	-	9,633	9,436	170	28
Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis, or to realize the asset and settle the liability simultaneously. As shown in the second column there are no financial assets and liabilities offset in 2021 and 2020.
The line Derivatives includes derivatives for general account and for account of policyholder.
Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and in ISDA master netting agreements for each of the Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivative, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as intermediary.